Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Annual Report on Form 20-F of SNDL Inc. (the “Company”) for the fiscal year ended December 31, 2022, which was originally filed with the Securities and Exchange Commission on April 24, 2023 (the “Original Filing”), is being filed solely for the purpose of including a corrected copy of the Company’s audited consolidated financial statements and related notes for the years ended December 31, 2022 and 2021, and 2020 (the “Annual Financial Statements”).The Annual Financial Statements included in the Original Filing had inadvertently omitted the report of the Company’s former independent auditor, on the Company’s consolidated statement of financial position as at December 31, 2021, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the years in the two-year period ended December 31, 2021, and the related notes, and had presented certain page numbers (beginning on page F-1) incorrectly. The consent of the former independent auditor to the inclusion of its report with the Annual Financial Statements in the Company’s Annual Report on Form 20-F was filed as Exhibit 15.3 to the Original Filing and is incorporated by reference herein. As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, new certifications by our principal executive officer and principal financial officer are being filed or furnished, as applicable, as Exhibits 12.1, 12.2, 13.1 and 13.2 to this Amendment.The Annual Financial Statements included with this Amendment do not present any new, amended, revised or restated financial information as compared to the Annual Financial Statements included in the Original Filing. Other than as described above, this Amendment does not amend, modify or update the information contained in the Original Filing, nor does it reflect any event that has occurred after the date of the Original Filing.
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	SNDL Inc.
Entity Central Index Key	0001766600
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	A0
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	235,194,236
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Trading Symbol	SNDL
Security Exchange Name	NASDAQ
Entity File Number	001-39005
Entity Address, State or Province	AB
Entity Address, Address Line One	#300, 919
Entity Address, Address Line Two	11 Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2R 1P3
Entity Address, Country	CA
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Marcum LLP
Auditor Location	New York, New York, United States
Auditor Firm ID	688
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	300, 919
Entity Address, Address Line Two	11 Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2R 1P3
City Area Code	844
Local Phone Number	879-8337
Entity Address, Country	CA
Contact Personnel Name	Alberto Paredero Quiros, Chief Financial Officer
Contact Personnel Email Address	investors@sndl.com